EQUITY (Narrative) (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Equity 3 | shares	2,102,484
Equity 4 | $ / shares	$ 6.44
Equity 5	$ 13.5
Equity 6	0.7
Equity 7	$ 12.8